UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	March 31, 2013
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	4/17/13
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190

                                                    FORM 13F INFORMATION TABLE
NAME	                        TITLE	     CUSIP	VALUE	  SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	         DSCRETN  MANAGERS SOLE	         NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Amazon.com Inc.                COM              023135106    41389   155313 SH       Sole                   155313
                                                             46498   174484 SH       Other                                    174484
American Express Co.           COM              025816109    67004   993243 SH       Sole                   993243
                                                             29852   442520 SH       Other                                    442520
Anheuser B- Inbev Adr.         COM              03524A108       56      566 SH       Sole                      566
                                                             27276   273990 SH       Other                                    273990
Apple Inc.                     COM              037833100    83297   188173 SH       Sole                   188173
                                                             77931   176052 SH       Other                                    176052
Arcos Dorados Hldgs            COM              G0457F107       81     6105 SH       Sole                     6105
                                                             25372  1922152 SH       Other                                   1922152
Automatic Data Processing, Inc COM              053015103    86321  1327401 SH       Sole                  1327401
                                                             38390   590340 SH       Other                                    590340
Cerner Corp.                   COM              156782104    74929   790892 SH       Sole                   790892
                                                             78994   833801 SH       Other                                    833801
Coca Cola Company              COM              191216100    86015  2126966 SH       Sole                  2126966
                                                             38253   945913 SH       Other                                    945913
Colgate Palmolive Co.          COM              194162103    87127   738179 SH       Sole                   738179
                                                             78405   664280 SH       Other                                    664280
Companhia De Bebidas Das Ameri COM              20441W203    60115  1420144 SH       Sole                  1420144
                                                             63691  1504640 SH       Other                                   1504640
Costco Wholesale Corp.         COM              22160K105      414     3900 SH       Sole                     3900
                                                                12      117 SH       Other                                       117
Danone ADR                     COM              23636T100    30255  2156415 SH       Sole                  2156415
                                                             13485   961160 SH       Other                                    961160
Ebay Inc.                      COM              278642103    89316  1647296 SH       Sole                  1647296
                                                             94475  1742437 SH       Other                                   1742437
Ecolab Inc.                    COM              278865100    87250  1088177 SH       Sole                  1088177
                                                             39204   488950 SH       Other                                    488950
Fastenal Co.                   COM              311900104    63745  1241863 SH       Sole                  1241863
                                                             67766  1320195 SH       Other                                   1320195
Fomento Econ Mexico-SP Adr     COM              344419106       28      250 SH       Sole                      250
                                                             18968   167120 SH       Other                                    167120
Google Inc.                    COM              38259P508    85092   107144 SH       Sole                   107144
                                                             65986    83086 SH       Other                                     83086
Intuitive Surgical Inc.        COM              46120E602    63680   129644 SH       Sole                   129644
                                                             66724   135841 SH       Other                                    135841
Johnson & Johnson              COM              478160104      408     5000 SH       Sole                     5000
Lowe's Co. Inc.                COM              548661107    41031  1082049 SH       Sole                  1082049
                                                             17829   470180 SH       Other                                    470180
MasterCard Inc. CL A           COM              57636Q104      352      650 SH       Sole                      650
McDonald's Corporation         COM              580135101      543     5450 SH       Sole                     5450
Mercadolibre                   COM              58733R102       55      570 SH       Sole                      570
                                                             17836   184709 SH       Other                                    184709
Microsoft Corp.                COM              594918104      443    15480 SH       Sole                    15480
Monsanto Co.                   COM              61166W101   106587  1009062 SH       Sole                  1009062
                                                            103566   980464 SH       Other                                    980464
Mylan Inc.                     COM              628530107    39689  1370703 SH       Sole                  1370703
                                                             17445   602490 SH       Other                                    602490
National Oilwell Varco, Inc.   COM              637071101    86645  1224668 SH       Sole                  1224668
                                                             88122  1245544 SH       Other                                   1245544
Novo-Nordisk ADR               COM              670100205    58323   361136 SH       Sole                   361136
                                                             26032   161190 SH       Other                                    161190
Oracle Corp.                   COM              68389X105      595    18400 SH       Sole                    18400
Perrigo Co.                    COM              714290103    68254   574823 SH       Sole                   574823
                                                             30138   253811 SH       Other                                    253811
Praxair, Inc.                  COM              74005P104    61452   550944 SH       Sole                   550944
                                                             26133   234290 SH       Other                                    234290
Qualcomm Inc.                  COM              747525103    75068  1121415 SH       Sole                  1121415
                                                             73085  1091801 SH       Other                                   1091801
Red Hat Inc.                   COM              756577102    42076   832190 SH       Sole                   832190
                                                             44337   876915 SH       Other                                    876915
SAP AG ADR                     COM              803054204    60016   745171 SH       Sole                   745171
                                                             68171   846425 SH       Other                                    846425
Schlumberger Ltd               COM              806857108    61137   816358 SH       Sole                   816358
                                                             65578   875663 SH       Other                                    875663
Starbucks Corporation          COM              855244109    76931  1350851 SH       Sole                  1350851
                                                             75059  1317980 SH       Other                                   1317980
Starwood Hotels & Resorts      COM              85590A401    42697   669973 SH       Sole                   669973
                                                             47160   739990 SH       Other                                    739990
State Street Corp.             COM              857477103    76983  1302806 SH       Sole                  1302806
                                                             82365  1393885 SH       Other                                   1393885
Transocean Ltd.                COM              H8817H100       54     1040 SH       Sole                     1040
                                                             26178   503811 SH       Other                                    503811
United Parcel Service          COM              911312106      249     2900 SH       Sole                     2900
Visa Inc.                      COM              92826C839    84347   496625 SH       Sole                   496625
                                                             91597   539313 SH       Other                                    539313
VistaPrint N.V.                COM              N93540107       53     1377 SH       Sole                     1377
                                                             26035   673428 SH       Other                                    673428
Yum Brands                     COM              988498101    67345   936126 SH       Sole                   936126
                                                             62003   861870 SH       Other          861870
TOTAL                                                      3917398
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